Debt (Narrative) (Details) (USD $)				0 Months Ended		0 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			0 Months Ended		1 Months Ended						0 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 28, 2012 Term Loan and Revolving Credit Facility [Member] Credit Agreement [Member]	Sep. 28, 2012 Term Loan and Revolving Credit Facility [Member] Credit Agreement [Member] LIBOR [Member]	Nov. 16, 2011 Term Loan [Member] Pre-Merger Term Loan Facility [Member]	Sep. 28, 2012 Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member]	Feb. 28, 2013 Term Loan [Member] New Term Loan [Member]	Jun. 30, 2013 Term Loan [Member] New Term Loan [Member] Gain (Loss) on Extinguishment of Debt [Member]	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member] LIBOR [Member]	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member] Base Rate [Member]	Nov. 16, 2011 Revolving Credit Facility [Member] Pre-Merger Term Loan Facility [Member]	Sep. 28, 2012 Revolving Credit Facility [Member] 5 Year Senior Secured Revolving Credit Facility [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] LIBOR [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] Base Rate [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Non-Extended Portion of Revolving Facility [Member]	Jun. 30, 2013 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member] Prior to October 15, 2015, up to 40% of aggregate principal amount [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member] Prior to October 13, 2015, up to 100% of aggregate principal amount [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Debt Instrument [Line Items]
Debt, face amount					$ 350,000,000	$ 1,055,000,000		$ 1,066,000,000													$ 490,000,000
Debt, variable rate floor											1.00%	2.00%
Line of credit, maximum borrowing capacity													100,000,000	150,000,000	127,500,000			22,500,000
Debt term (years)						7 years								5 years
Debt, basis spread on variable rate				1.25%							3.25%	2.25%				3.25%	2.25%
Debt effective interest rate							5.00%
Line of credit, accordion feature, additional borrowing capacity available			250,000,000
Debt interest rate (percent)																			7.375%	7.375%	7.375%
Debt percentage of principal amount redeemed																						40.00%
Debt redemption price percentage																						107.375%	100.00%
Debt minimum amount of payment default causing default																					40,000,000
Debt minimum amount of failure to pay final judgement causing default																					40,000,000
Subsidiary guarantee, ownership percentage by parent	100.00%	100.00%
Interest expense																								23,612,000	25,985,000	47,648,000	3,069,000	6,163,000	9,159,000	2,676,000	2,905,000
Debt, fair value		484,488,000
Debt, call option premium percentage								1.00%
Write off of deferred debt issuance cost										5,923,000
Write off of debt call option premium										1,412,000
Payments for debt call option premium									$ 10,500,000